Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,442,510.00
Total Fee Amount	4,342.22
Total Offset Amount	0.00
Net Fee	$ 4,342.22
Offering Table N/A
Offset Table N/A	N/A